UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)
________

2545 S. Kelly Avenue, Suite C
Edmond, OK 73013
(Address of principal executive offices) (Zip code)

J. Garrett Stevens
Exchange Traded Concepts Trust
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
 (Name and address of agent for service)

Copy to:
W. John McGuire
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2014

Date of reporting period: February 28, 2014

Item 1.   Schedule of Investments

Exchange Traded Concepts
Schedule of Investments
Forensic Accounting ETF

February 28, 2014 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.4%

Consumer Discretionary — 14.7%
Abercrombie & Fitch, Cl A	936	$37,094
AutoNation*	300	15,792
AutoZone*	55	29,614
Bed Bath & Beyond*	294	19,939
Best Buy	863	22,982
BorgWarner	300	18,435
Cablevision Systems, Cl A	2,020	35,552
Carnival, Cl A	450	17,847
CBS, Cl B	244	16,368
Coach	46	2,246
Comcast, Cl A	344	17,781
Darden Restaurants	318	16,237
Delphi Automotive	174	11,583
DIRECTV*	514	39,886
Dollar General*	244	14,616
Expedia	246	19,318
Family Dollar Stores	161	10,546
Ford Motor	1,675	25,778
Fossil Group*	87	9,997
GameStop, Cl A	696	25,968
Gannett	1,193	35,492
Gap	431	18,856
Garmin	226	12,127
General Motors	499	18,064
Genuine Parts	284	25,018
Goodyear Tire & Rubber	1,484	39,875
Graham Holdings, Cl B	61	43,840
H&R Block	98	3,101
Hasbro	307	16,934
Home Depot	296	24,281
International Game Technology	1,768	26,679
Interpublic Group	590	10,455
JC Penney*	243	1,769
Johnson Controls	350	17,290
Kohl's	618	34,725
L Brands	229	12,899
Las Vegas Sands	38	3,240
Leggett & Platt	567	18,173
Lowe's	324	16,210
Macy's	672	38,882
Marriott International, Cl A	358	19,414
Mattel	370	13,805
McDonald's	26	2,474
MGM Resorts International*	126	3,471
Newell Rubbermaid	553	17,757
News, Cl A*	981	17,982
Nordstrom	328	20,165
Omnicom Group	190	14,379
O'Reilly Automotive*	194	29,265
PetSmart	165	11,065
PulteGroup	888	18,639

Exchange Traded Concepts
Schedule of Investments
Forensic Accounting ETF

February 28, 2014 (Unaudited)

Description	Shares	Fair Value

Ralph Lauren, Cl A	139	$22,390
Ross Stores	167	12,158
Scripps Networks Interactive, Cl A	32	2,600
Staples	2,245	30,509
Starbucks	133	9,438
Starwood Hotels & Resorts Worldwide	174	14,348
Target	462	28,893
Time Warner	201	13,493
Time Warner Cable	307	43,087
TJX	44	2,704
Urban Outfitters*	429	16,062
VF	90	5,273
Viacom, Cl B	273	23,950
Walt Disney	186	15,031
Whirlpool	164	23,719
Wyndham Worldwide	196	14,285
Wynn Resorts	136	32,979
Yum! Brands	168	12,445
		1,317,269
Consumer Staples — 6.8%
Altria Group	462	16,752
Archer-Daniels-Midland	828	33,617
Avon Products	901	13,939
Campbell Soup	402	17,411
Clorox	266	23,216
Coca-Cola	429	16,388
Coca-Cola Enterprises	403	18,973
Colgate-Palmolive	220	13,822
ConAgra Foods	388	11,019
Costco Wholesale	198	23,127
CVS Caremark	216	15,798
Dr Pepper Snapple Group	349	18,186
Energizer Holdings	96	9,345
General Mills	320	16,010
Hershey	26	2,751
Hormel Foods	231	10,961
JM Smucker	220	22,002
Kellogg	234	14,202
Kimberly-Clark	236	26,043
Kraft Foods Group	308	17,023
Kroger	879	36,865
Lorillard	341	16,730
McCormick	38	2,523
Mead Johnson Nutrition, Cl A	33	2,691
Molson Coors Brewing, Cl B	291	16,538
Mondelez International, Cl A	80	2,722
PepsiCo	285	22,820
Philip Morris International	187	15,130
Procter & Gamble	289	22,733
Reynolds American	315	16,011
Safeway	614	22,994
Sysco	491	17,686
Tyson Foods, Cl A	624	24,617
Walgreen	263	17,871

Exchange Traded Concepts
Schedule of Investments
Forensic Accounting ETF

February 28, 2014 (Unaudited)

Description	Shares	Fair Value

Wal-Mart Stores	302	$22,559
Whole Foods Market	180	9,729
		610,804
Energy — 10.8%
Anadarko Petroleum	269	22,639
Apache	389	30,844
Baker Hughes	297	18,794
Cameron International*	175	11,210
Chesapeake Energy	1,105	28,631
Chevron	283	32,638
ConocoPhillips	497	33,050
CONSOL Energy	74	2,967
Denbury Resources	2,092	34,225
Devon Energy	402	25,897
Diamond Offshore Drilling	580	27,434
Ensco, Cl A	182	9,584
EOG Resources	139	26,329
Exxon Mobil	249	23,971
Halliburton	316	18,012
Helmerich & Payne	497	49,079
Hess	289	23,129
HollyFrontier	121	5,514
Kinder Morgan	290	9,237
Marathon Oil	803	26,901
Marathon Petroleum	625	52,500
Murphy Oil	549	32,594
Nabors Industries	1,230	28,315
National Oilwell Varco	291	22,419
Newfield Exploration*	1,258	35,463
Noble	558	17,326
Noble Energy	191	13,133
Occidental Petroleum	247	23,840
Oil States International*	209	19,838
ONEOK	293	17,328
Patterson-UTI Energy	116	3,377
Peabody Energy	1,803	31,661
Phillips 66	473	35,409
QEP Resources	579	16,750
Rowan, Cl A*	489	16,313
Schlumberger	262	24,366
Southwestern Energy*	449	18,562
Spectra Energy	293	10,923
Superior Energy Services	674	19,944
Tesoro	313	15,966
Transocean	211	8,946
Valero Energy	446	21,399
Williams	271	11,192
WPX Energy*	880	15,506
		973,155
Financials — 17.4%
ACE	101	9,885
Aflac	530	33,962
Allstate	480	26,045
American Express	284	25,924
American Financial Group	358	20,463

Exchange Traded Concepts
Schedule of Investments
Forensic Accounting ETF

February 28, 2014 (Unaudited)

Description	Shares	Fair Value

American International Group	312	$15,528
Ameriprise Financial	233	25,395
Aon	124	10,614
Apartment Investment & Management, Cl A‡	628	18,771
Assurant	545	35,768
Bank of America	2,202	36,399
Bank of New York Mellon	511	16,352
BB&T	554	20,941
Berkshire Hathaway, Cl B*	210	24,314
BlackRock, Cl A	10	3,048
Capital One Financial	457	33,557
CBRE Group, Cl A*	670	18,726
Chubb	251	21,958
Cincinnati Financial	321	15,049
Citigroup	386	18,771
CME Group, Cl A	33	2,436
Comerica	381	18,357
Discover Financial Services	287	16,468
E*TRADE Financial*	900	20,223
Fifth Third Bancorp	992	21,521
First Niagara Financial Group	251	2,277
Franklin Resources	284	15,123
Genworth Financial, Cl A*	1,152	17,902
Goldman Sachs Group	150	24,967
Hartford Financial Services Group	498	17,525
HCP‡	287	11,127
Host Hotels & Resorts‡	910	17,900
Hudson City Bancorp	3,464	32,908
Huntington Bancshares	3,728	35,528
Invesco	493	16,910
JPMorgan Chase	606	34,433
KeyCorp	2,681	35,309
Kimco Realty‡	529	11,775
Legg Mason	494	22,704
Leucadia National	613	17,127
Lincoln National	352	17,646
Loews	554	24,088
M&T Bank	90	10,493
McGraw Hill Financial	37	2,947
MetLife	385	19,508
Moody's	36	2,844
Morgan Stanley	1,142	35,174
NASDAQ OMX Group	455	17,468
New York Community Bancorp	620	9,908
Northern Trust	252	15,586
Old Republic International	1,037	16,136
People's United Financial	1,165	16,508
Plum Creek Timber‡	224	9,697
PNC Financial Services Group	296	24,207
Principal Financial Group	356	16,145
Progressive	646	15,821
Prologis‡	282	11,616
Protective Life	58	3,024
Prudential Financial	556	47,026
Public Storage‡	69	11,661

Exchange Traded Concepts
Schedule of Investments
Forensic Accounting ETF

February 28, 2014 (Unaudited)

Description	Shares	Fair Value

Raymond James Financial	120	$6,334
Regions Financial	3,553	37,804
Reinsurance Group of America, Cl A	272	20,941
Simon Property Group‡	17	2,742
SLM	1,154	27,627
State Street	185	12,149
SunTrust Banks	811	30,558
T Rowe Price Group	125	10,146
Torchmark	159	12,324
Travelers	530	44,435
Unum Group	1,027	35,719
US Bancorp	883	36,327
Ventas‡	271	16,918
Vornado Realty Trust‡	29	2,792
Wells Fargo	781	36,254
Weyerhaeuser‡	331	9,768
WR Berkley	240	9,898
XL Group, Cl A	656	19,942
Zions Bancorporation	1,185	36,972
		1,561,143
Health Care — 9.3%
Abbott Laboratories	463	18,418
AbbVie	329	16,749
Aetna	202	14,688
Agilent Technologies	281	15,997
Allergan	28	3,556
AmerisourceBergen, Cl A	210	14,249
Amgen	206	25,548
Baxter International	181	12,580
Becton Dickinson	220	25,348
Boston Scientific*	2,699	35,357
Bristol-Myers Squibb	55	2,957
Cardinal Health	544	38,912
CareFusion*	445	18,036
Cigna	283	22,524
Community Health Systems*	63	2,615
Covidien	153	11,008
CR Bard	200	28,832
DaVita HealthCare Partners*	235	16,152
DENTSPLY International	58	2,632
Edwards Lifesciences*	194	13,534
Eli Lilly	504	30,044
Endo International*	111	8,860
Express Scripts Holding*	207	15,589
Hospira*	65	2,813
Humana	335	37,674
Intuitive Surgical*	27	12,010
Johnson & Johnson	258	23,767
Laboratory Corp of America Holdings*	241	22,543
McKesson	267	47,272
Medtronic	273	16,178
Merck	328	18,693
Mylan*	413	22,951
Omnicare	338	19,908

Exchange Traded Concepts
Schedule of Investments
Forensic Accounting ETF

February 28, 2014 (Unaudited)

Description	Shares	Fair Value

Patterson	420	$17,287
Pfizer	576	18,495
Quest Diagnostics	519	27,507
St. Jude Medical	256	17,234
Stryker	173	13,882
Tenet Healthcare*	659	29,075
Thermo Fisher Scientific	27	3,362
UnitedHealth Group	166	12,827
Varian Medical Systems*	34	2,850
WellPoint	532	48,194
Zimmer Holdings	263	24,680
		833,387
Industrials — 13.8%
3M	181	24,386
ADT	799	24,537
AECOM Technology*	80	2,555
AGCO	205	10,758
Alaska Air Group	142	12,303
Allegion	236	12,827
BE Aerospace*	34	2,864
Boeing	185	23,850
Cintas	277	16,803
CSX	622	17,236
Cummins	182	26,557
Danaher	36	2,753
Deere	268	23,029
Delta Air Lines	641	21,288
Dover	247	23,292
Dun & Bradstreet	209	20,735
Emerson Electric	196	12,791
FedEx	197	26,266
Flowserve	132	10,720
Fluor	488	37,913
General Dynamics	255	27,933
General Electric	644	16,403
Honeywell International	114	10,766
Illinois Tool Works	289	23,843
Ingersoll-Rand	169	10,333
Iron Mountain	500	13,600
Jacobs Engineering Group*	260	15,769
JB Hunt Transport Services	35	2,515
Joy Global	450	24,750
L-3 Communications Holdings, Cl 3	465	53,661
Lockheed Martin	172	27,916
Masco	772	18,026
Nielsen Holdings	69	3,266
Norfolk Southern	275	25,275
Northrop Grumman	450	54,463
Oshkosh	321	18,563
PACCAR	255	16,789
Pall	287	24,682
Parker Hannifin	203	24,472
Pitney Bowes	1,549	39,422
Quanta Services*	562	19,788
Raytheon	277	27,121

Exchange Traded Concepts
Schedule of Investments
Forensic Accounting ETF

February 28, 2014 (Unaudited)

Description	Shares	Fair Value

Republic Services, Cl A	855	$29,164
Robert Half International	422	17,277
Rockwell Automation	207	25,428
Rockwell Collins	177	14,610
Ryder System	493	37,133
Snap-on	222	24,902
Southwest Airlines	1,917	43,017
Stanley Black & Decker	189	15,695
Textron	498	19,771
Timken	189	11,408
Trinity Industries	191	13,716
Union Pacific	145	26,155
United Parcel Service, Cl B	240	22,985
United Technologies	209	24,457
URS	45	2,092
Waste Management	387	16,061
WW Grainger	89	22,697
Xylem	524	20,619
		1,240,006
Information Technology — 10.7%
Accenture, Cl A	127	10,586
Alliance Data Systems*	12	3,421
Amphenol, Cl A	117	10,298
Analog Devices	324	16,466
Apple	48	25,259
Applied Materials	143	2,711
Autodesk*	60	3,148
Avnet	122	5,311
Broadcom, Cl A	478	14,206
CA	531	17,789
Cisco Systems	780	17,004
Citrix Systems*	165	9,908
Computer Sciences	631	39,879
Corning	1,004	19,347
Electronic Arts*	746	21,328
EMC	689	18,169
F5 Networks*	115	12,919
Facebook, Cl A*	301	20,607
Fidelity National Information Services	318	17,684
First Solar*	641	36,582
Fiserv*	177	10,275
FLIR Systems	589	20,109
Harris	518	38,239
Hewlett-Packard	1,311	39,173
Intel	1,368	33,872
Intuit	137	10,707
Jabil Circuit	1,928	35,687
JDS Uniphase*	174	2,397
KLA-Tencor	220	14,333
Lam Research*	291	15,054
LSI	325	3,604
Maxim Integrated Products	86	2,813
Microchip Technology	233	10,613
Micron Technology*	144	3,483

Exchange Traded Concepts
Schedule of Investments
Forensic Accounting ETF

February 28, 2014 (Unaudited)

Description	Shares	Fair Value

Microsoft	475	$18,197
Motorola Solutions	219	14,498
NetApp	401	16,204
NVIDIA	2,194	40,326
Oracle	466	18,225
Red Hat*	186	10,972
SanDisk	212	15,752
Seagate Technology	372	19,415
Symantec	1,250	26,850
TE Connectivity	379	22,202
Teradata*	325	14,924
Teradyne	994	20,158
Texas Instruments	401	18,029
Total System Services	86	2,620
VeriSign*	273	15,045
VMware, Cl A*	29	2,785
Western Digital	648	56,369
Western Union	2,017	33,744
Xerox	2,978	32,728
		962,024
Materials — 6.8%
Air Products & Chemicals	93	11,283
Airgas	214	23,069
Alcoa	3,430	40,268
Allegheny Technologies	504	16,017
Avery Dennison	415	20,675
Ball	534	29,669
Bemis	493	19,365
CF Industries Holdings	169	42,402
Cliffs Natural Resources	1,380	27,641
Dow Chemical	645	31,418
Eastman Chemical	204	17,836
EI du Pont de Nemours	226	15,056
Freeport-McMoRan Copper & Gold, Cl B	469	15,299
International Flavors & Fragrances	121	11,349
International Paper	715	34,956
LyondellBasell Industries, Cl A	463	40,781
MeadWestvaco	463	17,330
Mosaic	264	12,899
Newmont Mining	1,279	29,750
Nucor	302	15,172
Owens-Illinois*	499	16,926
PPG Industries	137	27,101
Praxair	22	2,868
Reliance Steel & Aluminum	138	9,561
Rock-Tenn, Cl A	99	11,051
Sealed Air	532	18,109
Sherwin-Williams	57	11,428
Sonoco Products	250	10,495
United States Steel	1,219	29,524
		609,298
Telecommunication Services — 0.7%
AT&T	997	31,834
Telephone & Data Systems	87	1,983

Exchange Traded Concepts
Schedule of Investments
Forensic Accounting ETF

February 28, 2014 (Unaudited)

Description	Shares/ Face Amount	Fair Value

Verizon Communications	711	$33,829
		67,646
Utilities — 8.4%
AES	2,452	33,470
AGL Resources	347	16,323
Alliant Energy	202	10,957
Ameren	980	39,602
American Electric Power	365	18,323
CenterPoint Energy	755	17,856
CMS Energy	660	18,764
Consolidated Edison	486	27,240
Dominion Resources	216	14,990
DTE Energy	356	25,547
Duke Energy	192	13,609
Edison International	763	39,958
Entergy	452	28,847
Exelon	1,258	38,256
FirstEnergy	973	29,949
Great Plains Energy	114	2,995
Integrys Energy Group	305	17,467
NextEra Energy	282	25,772
NiSource	541	18,838
Northeast Utilities	403	17,913
NRG Energy	610	17,733
ONE Gas*	11	374
Pepco Holdings	927	18,901
PG&E	871	38,376
Pinnacle West Capital	369	20,535
PPL	583	18,825
Public Service Enterprise Group	884	32,407
SCANA	374	18,513
Sempra Energy	262	24,751
Southern	325	13,764
TECO Energy	1,177	19,750
UGI	428	19,127
Westar Energy, Cl A	548	18,752
Wisconsin Energy	413	18,155
Xcel Energy	630	19,083
		755,722

Total Common Stock
(Cost $7,844,829)		8,930,454

TIME DEPOSIT — 0.4%
Brown Brothers Harriman, 0.03%, 03/03/14 (Cost $40,147)	$40,147	40,147

Total Investments - 99.8%
(Cost $7,884,976) †	$8,970,601

Percentages are based on Net Assets of $8,984,627.

Exchange Traded Concepts
Schedule of Investments
Forensic Accounting ETF

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

The following is a summary of the inputs used as of February 28, 2014, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$8,930,454	$—	$—	$8,930,454
Time Deposit	—	40,147	—	40,147
Total Investments in Securities	$8,930,454	$40,147	$—	$8,970,601

There have been no transfers between Level 1 and Level 2 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.  For the period ended February 28, 2014, there were no Level 3 investments.

†	At February 28, 2014, the tax basis cost of the Fund's investments was $7,884,976, and the unrealized appreciation and depreciation were $1,190,979 and $(105,354), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

IDS-QH-001-0300

Item 2.   Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: April 22, 2014

By (Signature and Title)	/s/ Richard Hogan
Richard Hogan, Treasurer

Date: April 22, 2014